Other Income	12 Months Ended
Dec. 31, 2015
Other Income [Abstract]
Other Income

22. Other income

Other income consisted of the following for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015		2014		2013
AeroTurbine
Engines, airframes, parts and supplies revenue	$337,597		$275,315		$—
Cost of goods sold	(311,107)	(a)	(234,478)		—
Gross profit	26,490		40,837		—
Management fees, interest and other	86,186	(b)	63,654	(c)	32,046
	$112,676		$104,491		$32,046

(a)	Includes an expense of $38.7 million related to a lower of cost or market adjustment of AeroTurbine’s parts inventory as a result of the AeroTurbine downsizing.
(b)	Includes $22.6 million of income from the settlement of asset value guarantees and $16.2 million of income from net insurance proceeds.
(c)	Includes a $19.9 million gain from the sale of an investment accounted for under the equity method.